Equity Incentive Plan	12 Months Ended
Dec. 31, 2025
Equity Incentive Plan [Abstract]
Equity Incentive Plan

Note 11 - Equity Incentive Plan

In January 2021, the Legacy Company adopted the 2021 Equity Incentive Plan (the “2021 Incentive Plan”), which provided for grants of awards in the form of incentive stock options, non-qualified stock options, and restricted stock awards to selected employees, directors, and independent contractors of the Company and its affiliates, as defined in the Incentive Plan. The Company assumed the 2021 Plan and all outstanding awards thereunder in connection with the Business Combination. Initially, the aggregate number of shares of Common Stock that may be issued by the Legacy Company under the 2021 Incentive Plan was not to exceed 4,672,506. Following the Business Combination, no additional awards may be granted under the 2021 Incentive Plan, and no additional shares remain available for issuance under the 2021 Incentive Plan other than the 2,032,521 shares that were subject to the outstanding awards that were assumed by the Company in connection with the Business Combination. The purpose of the 2021 Incentive Plan was to encourage and enable selected participants to acquire or to increase their holdings of the Company’s Common Stock and other equity-based interests in the Company in order to promote a closer identification of their interests with those of the Company and its stockholders. The 2021 Incentive Plan is administered by the Company’s Board of Directors. As of December 31, 2025, the Company has granted awards under the 2021 Equity Incentive Plan as described in the stock options and restricted stock awards subsections below under this note.

Effective as of June 18, 2025, in connection with the closing of the transactions contemplated by the Business Combination Agreement, the Company adopted the 2024 Equity Incentive Plan (the “2024 Incentive Plan”). The purpose of the 2024 Incentive Plan is to advance the interests of the Company and its stockholders by attracting, retaining and rewarding employees, consultants and directors and by motivating such persons to contribute to the growth and profitability of the Company. The 2024 Incentive Plan provides for the grant of awards in the form of stock options, stock appreciation rights, restricted stock awards, restricted stock units, performance shares, performance units, cash-based awards and other stock-based awards. Subject to adjustment, the maximum aggregate number of shares of the Company’s common stock that may be issued under the 2024 Incentive Plan is 2,032,521 shares, plus an annual increase beginning with the first fiscal year following stockholder approval and continuing for up to ten years, equal to the lesser of 10% of the outstanding shares as of the end of the immediately preceding fiscal year or such lesser amount as determined by the Board. The 2024 Incentive Plan is administered by the Board of Directors or a duly authorized committee thereof, which has the authority to determine the participants to whom awards will be granted, the type and number of awards, and the terms and conditions of each award, including vesting, subject to the provisions of the plan. The 2024 Incentive Plan will remain in effect until terminated by the Compensation Committee, provided that no awards may be granted later than ten years from the earlier of the date of Board or stockholder approval. As of December 31, 2025, no awards were granted under the 2024 Incentive Plan.

Stock Options

Stock option activity pursuant to the 2021 Incentive Plan for the year ended December 31, 2025 is as follows:

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)
Options outstanding as of December 31, 2024	2,032,521	$0.1151	6.22
Options granted	-	-	-
Options exercised	-	-	-
Options cancelled	(170,715)	0.1759	n/a
Options outstanding as of December 31, 2025	1,861,806	0.1095	5.66
Total vested as of December 31, 2025	1,816,184	$0.1074	5.83

For the years ended December 31, 2025 and 2024, the Company recognized share-based compensation expense relating to stock options totaling $37,827 and $90,377, respectively. Share-based compensation expense relating to stock options is included in “General and administrative” in the accompanying consolidated statements of operations.

As of December 31, 2025, there has been no stock option activity pursuant to the 2024 Incentive Plan.

Restricted Stock Awards

For the years ended December 31, 2025 and 2024, the Company did not grant any restricted stock awards. As of December 31, 2025 and 2024, there were no unvested restricted stock awards. For the year ended December 31, 2025, the Company did not recognize any share-based compensation relating to restricted stock awards.

For the year ended December 31, 2024, the Company recognized share-based compensation relating to restricted stock awards totaling $106,629. Share-based compensation relating to restricted stock awards is included in “General and administrative” in the accompanying consolidated statements of operations.

As of December 31, 2025, there were no unrecognized share-based compensation costs relating to restricted stock awards.